28. Accounts Payable Related to Concession (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	R$ 554,954	R$ 565,542	R$ 535,665
Accounts payable related to concession, current	62,624	66,210	61,786
Accounts payable related to concession, noncurrent	R$ 492,330	499,332	R$ 473,879
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Public property name	HPP Mauá
Company	Copel GeT
Grant	Jun. 29, 2007
Signature	Jul. 03, 2007
Closing	07.2042
Discount rate	5.65% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 16,384	16,235
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Public property name	HPP Colider
Company	Copel GeT
Grant	Dec. 29, 2010
Signature	Jan. 17, 2011
Closing	01.2046
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 23,188	22,783
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Public property name	HPP Baixo Iguaçu
Company	Copel GeT
Grant	Jul. 19, 2012
Signature	Aug. 20, 2012
Closing	1.2047
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 6,977	6,299
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Public property name	SHP Cavernoso
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Jul. 11, 2013
Closing	07.2018
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 27	66
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Public property name	HPP Apucaraninha
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Jul. 11, 2013
Closing	07.2018
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 185	460
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Public property name	HPP Chaminé
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Jul. 11, 2013
Closing	07.2018
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 320	795
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Public property name	HPP Derivação Rio Jordão
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Feb. 24, 2014
Closing	02.2019
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 313	532
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Public property name	HPP Fundão e HPP Santa Clara
Company	Elejor
Grant	Oct. 23, 2001
Signature	Oct. 25, 2001
Closing	10.2036
Discount rate	11.00% p.y.
Annual adjustment	IGPM
Accounts payable related to concession	R$ 507,560	R$ 518,372